SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, fair value of assets acquired and liabilities assumed in business combinations, fair value of the liability component of the convertible senior notes, as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.

Actual results could differ from those estimates.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In March 2020, the World Health Organization (WHO) declared the outbreak of coronavirus disease (COVID-19). The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company`s assumptions and estimates may change materially in future periods.

b.Principles of consolidation:

The consolidated financial statements include the financial statements of CyberArk Software Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

c.Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income (loss) as financial income or expenses, as appropriate.

d.Cash and cash equivalents:

Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2019 and 2020, the Company's bank deposits are denominated in U.S. dollars and New Israeli Shekels ("NIS") and bear yearly interest at weighted average rates of 2.27% and 0.86%, respectively. Short-term bank deposits are presented at their cost, including accrued interest.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

f.Investments in marketable securities:

The Company accounts for investments in debt marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities". The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity.

In 2020 the Company adopted ASU 2016-13, Topic 326 "Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments" which modified the other than temporary impairment model for available for sale debt securities. Available-for-sale securities are periodically evaluated for unrealized losses. For unrealized losses in securities that the Company intends to hold and will not more likely than not be required to sell before recovery, the Company further evaluates whether declines in fair value below amortized cost are due to credit or non-credit related factors. The Company considers credit related impairments to be changes in value that are driven by a change in the creditor's ability to meet its payment obligations and records an allowance and recognizes a corresponding loss in financial income (expense), net when the impairment is incurred. Unrealized non-credit related losses and unrealized gains are reported as a separate component of accumulated other comprehensive income (loss) in the consolidated balance sheets until realized. Realized gains and losses on sale of marketable securities are included in financial income (expense), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income (expense), net. During the year ended December 31, 2020, no credit loss impairments have been identified.

For the years ended December 31, 2018 and 2019, the Company's securities were reviewed for impairment in accordance with ASC No. 320-10-35. According to this standard, if such assets were considered to be impaired, the impairment charge was recognized in earnings when a decline in the fair value of its investments below the cost basis was judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities for the years ended December 31, 2018 and 2019 were not OTTI.

g.Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	20 – 33
Office furniture and equipment	15 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

h.Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2018, 2019 and 2020, no impairment losses have been identified.

i.Business combination:

The Company accounts for its business acquisitions in accordance with ASC No. 805, "Business Combinations." The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies` respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

j.Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, "Intangible—Goodwill and other" requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The accounting guidance gives the option to perform a qualitative assessment to determine whether further impairment testing is necessary. The qualitative assessment considers events and circumstances that might indicate that a reporting unit's fair value is less than its carrying amount. If it is determined, as a result of the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative test is performed. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

For the years ended December 31, 2018, 2019 and 2020, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets, which range from two to twelve years. Intangible assets, consisting primarily of technology and customer relationships, are amortized over their estimated useful lives on a straight-line basis or in proportion to their economic benefits realized.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

k.Derivative instruments:

ASC No. 815, "Derivative and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

As a result of adopting ASU 2017-12, "Targeted Improvements to Accounting for Hedging Activities", beginning January 1, 2019, gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2018.

To hedge against the risk of changes in cash flows resulting from foreign currency salary payments during the year, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2019 and 2020, the amount recorded in accumulated other comprehensive income (loss) from the Company's currency forward and option transactions was $254, net of tax of $35 and $1,459, net of tax of $200, respectively.

At December 31, 2020, the notional amounts of foreign exchange forward contracts into which the Company entered were $19,063. The foreign exchange forward contracts will expire by September 2021. The fair value of derivative instruments assets balances as of December 31, 2019 and 2020, totaled $288 and $1,654, respectively. As of December 31, 2019 and 2020, the Company did not have any derivative instruments that were classified as liabilities.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros, British Pounds Sterling and Canadian Dollars. Gains and losses related to such derivative instruments are recorded in financial income (expense), net.

As of December 31, 2020, the notional amounts of foreign exchange forward contracts into which the Company entered were $23,377. The foreign exchange forward contracts will expire by December 2021. The fair value of derivative instruments assets balances as of December 31, 2019 and 2020, totaled $514 and $0, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2019 and 2020 totaled $134 and $1,561, respectively.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

For the years ended December 31, 2018, 2019 and 2020, the Company recorded financial income (expense), net from hedging transactions of $977, $515 and $(1,317), respectively.

l.Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits recorded as an asset on the Company's balance sheet under other long-term assets as of December 31, 2019 and 2020 is $4,313 and $4,952, respectively. The amount of accrued severance payable recorded as a liability on the Company's balance sheet under long-term liabilities as of December 31, 2019 and 2020 is $6,751 and $7,963, respectively.

Severance expenses for the years ended December 31, 2018, 2019 and 2020, amounted to $3,326, $4,035 and $4,813, respectively.

m.U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain full time and part time employees in the U.S. who meet certain eligibility requirements, excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $19.5 per year (for certain employees over 50 years of age the maximum contribution is $26 per year).

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The U.S. subsidiary matches amounts equal to 100% of the first 3% of the employee's compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $11.4 per year per employee. For the years ended December 31, 2018, 2019 and 2020, the U.S. subsidiary recorded expenses for matching contributions of $2,171, $2,697 and $3,533, respectively.

n.Convertible senior notes:

The Company accounts for its convertible senior notes in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company allocated the principal amount of the convertible senior notes between its liability and equity component. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument of similar credit rating and maturity that does not have a conversion feature. The equity component is based on the excess of the principal amount of the convertible senior notes over the fair value of the liability component and is recorded in additional paid-in capital. The equity component, net of issuance costs and deferred tax effects is presented within additional paid-in-capital and is not remeasured as long as it continues to meet the conditions for equity classification. The Company allocated the total issuance costs incurred to the liability and equity components of the convertible senior notes based on the same proportions as the proceeds from the notes.

Relating to the convertible senior notes issued in 2019, issuance costs attributable to the liability and equity components were $12.9 million and $2.0 million, respectively. Issuance costs attributable to the liability are netted against the principal balance and are amortized to interest expense using the effective interest method over the contractual term of the notes. The effective interest rate of the liability component of the notes is 3.50%. This interest rate was based on Company's credit risk rating using software industry rating methodology.

Issuance costs attributable to the equity component are netted with the equity component in additional paid-in capital.

o.Revenue recognition:

The Company substantially generates revenues from licensing the rights to use its software products, maintenance and professional services. License revenues include perpetual and on-premises subscription licenses, as well as software as a service ("SaaS") offerings which were recognized during the reported period. The Company sells its products through its direct sales force and indirectly through resellers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC No. 606"). As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company enters into contracts that can include combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations and may include an option to provide products or services. The license is distinct as the customer can derive the economic benefit of the software without any professional services, updates or technical support.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company does not grant a right of return to its customers.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Company generally determined that those contracts do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's products and services, not to receive or provide financing. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company records unbilled receivables from contracts when the revenue recognized exceeds the amount billed to the customer. As of December 31, 2019 and 2020 $5,526 and $15,530 long-term unbilled receivables are included in other long-term assets.

The Company allocates the transaction price to each performance obligation based on its relative standalone selling price. For maintenance, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. For professional services, the Company determines the standalone selling prices based on the prices at which the Company separately sells those services. For licenses, the Company determines the standalone selling prices by taking into account available information such as historical selling prices, contract value, geographic location, and the Company's price list and discount policy.

Perpetual license and the license portion of on-premises subscription are recognized at the point of time when the license is made available for download by the customer. Maintenance and SaaS revenues are recognized ratably, on a straight-line basis over the term of the related contract, which is generally one to three years, once the service is made available to the customer. Professional services revenues consist mostly of time and material services that are recognized as the services are performed.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The following table presents the Company's revenue by category:

	December 31,
	2018	2019	2020
License	$192,514	$237,879	$226,113
Maintenance and support	123,986	159,730	197,270
Professional services	26,699	36,286	41,048

	$343,199	$433,895	$464,431

For additional information regarding disaggregated revenues, please refer to Note 16 below.

Contract liabilities consist of deferred revenue and include unearned amounts received under maintenance and support contracts and professional services that do not meet the revenue recognition criteria as of the balance sheet date. Contract liabilities also include unearned, invoiced amounts in respect of SaaS services whereby there is an unconditional right for the consideration. Deferred revenue are recognized as (or when) the Company performs under the contract. During the year ended December 31, 2020, the Company recognized $111,330 that were included in the deferred revenues balance as of December 31, 2019.

Remaining Performance Obligations:

Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which includes deferred revenues and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was $363 million as of December 31, 2020. The Company expects to recognize approximately 59% in 2021 from remaining performance obligations as of December 31, 2020 and the remainder thereafter.

p.Deferred contract costs:

The Company pays sales commissions primarily to sales and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Based on its technology, customer contracts and other factors, the Company has determined the expected period of benefit to be approximately five years. Sales commissions for initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and amortized on a straight-line basis over the related contractual renewal period and aligned with the revenue recognized from these contracts. Amortization expense of these costs are substantially included in sales and marketing expenses.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

For the year ended December 31, 2019 and 2020, the amortization of deferred contract costs was $33,853 and $39,592, respectively.

As of December 31, 2019 and 2020, the Company presented deferred contract costs from contracts which are for periods of less than 12 months of $1,014 and $3,079 in prepaid expenses and other current assets, respectively, and deferred contract costs in respect of contracts which are greater than 12 months of $37,074 and $48,716 in other long-term assets, respectively.

q.Trade Receivable and Allowances:

Trade receivables include original invoiced amounts less an allowance for any potential uncollectible amounts and unbilled receivables amounts that will be paid in the following year. The Company makes estimates of expected credit losses for the allowance for doubtful accounts based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company's consolidated statements of income (loss).

r.Leases:

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company's lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges. The Company subleases certain office spaces to third-parties. Sublease income is recognized over the term of the agreement.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

s.Research and development costs:

Research and development costs are charged to the statements of comprehensive income (loss) as incurred except to the extent that such costs are associated with internal-use software that qualifies for capitalization.

ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed," requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release, have been insignificant.

t.Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal-use in accordance with ASC No. 350- 40 "Internal-use Software" ("ASC No. 350- 40"). These costs are capitalized based on qualifying criteria. Such costs are amortized over the software's estimated life of three to five years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in property and equipment, net in the consolidated balance sheet.

The Company also capitalizes implementation costs incurred in a cloud computing arrangement that is a service contract, according to the internal-use software guidance in ASC No. 350-40. The capitalized implementation costs and their related amortization and cash flows are presented on the financial statements in consistent with the prepaid amounts and fees related to the associated cloud computing arrangement. Capitalized implementation costs are amortized over the term of the arrangement, beginning when the module or component of the cloud computing arrangement that is a service contract is ready for its intended use.

u.Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income (loss), as incurred. Marketing expenses for the years ended December 31, 2018, 2019 and 2020, amounted to $16,171, $20,055 and $22,082, respectively.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

v.Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods, which is generally the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued service. If vesting is subject to a performance condition, recognition is based on the implicit service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The fair value of restricted stock units ("RSU") and performance stock units ("PSU") without market conditions, is based on the closing market value of the underlying shares at the date of grant. For PSU subject to market conditions, the Company uses a Monte Carlo simulation model, which utilizes multiple inputs to estimate payout level and the probability that market conditions will be achieved.

The option-pricing and Monte Carlo models require a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. The Company recognizes forfeitures of equity-based awards as they occur.

w.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, "Income Taxes" ("ASC No. 740-10"). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination based on its technical merits. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

x.Basic and diluted net income (loss) per share:

Basic net income (loss) per ordinary share is computed by dividing net income (loss) for each reporting period by the weighted-average number of ordinary shares outstanding during each year. Diluted net income (loss) per ordinary share is computed by dividing net income (loss) for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260-10 "Earnings Per Share". The Company experienced a loss in the year ended December 31, 2020; hence all potentially dilutive ordinary shares were excluded due to their anti-dilutive effect.

y.Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period, except changes resulting from investments by, or distributions to, shareholders.

z.Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are primarily in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company's cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

aa.Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 -Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In accordance with ASC No. 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2k are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

ab.Recently adopted accounting standards:

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 requires that expected credit losses relating to financial assets be measured on an amortized cost basis be recorded through an allowance for credit losses. ASU 2016-13 also requires an investor to determine whether a decline in the fair value below the amortized cost basis (i.e., impairment) of an available for sale debt security is due to credit-related factors or noncredit-related factors. Any impairment that is not credit related is recognized in OCI, net of applicable taxes. However, if an entity intends to sell an impaired available for sell debt security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount must be recognized in earnings with a corresponding adjustment to the security's amortized cost basis.

Credit-related impairment is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The Company adopted ASU 2016-13 using the modified retrospective approach as of January 1, 2020. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company adopted the standard beginning January 1, 2020. The standard did not have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, "Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract." The new standard requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in Accounting Standards Codification 350-40 to determine which implementation costs to capitalize as assets or expense as incurred. The Company adopted the standard beginning January 1, 2020 using the prospective method. The standard did not have a material impact on the consolidated financial statements.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES (Cont.)

ac.Recently issued accounting standards:

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity's own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update ("ASU") No. 2019-12, Income Taxes (Topic 740): "Simplifying the Accounting for Income Taxes" (ASU 2019-12), which simplifies the accounting for income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of the new guidance and estimates that there will be no material impact on its consolidated financial statements.

ad.Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation.